GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2016	$379,737
Foreign currency translation adjustment	2,992
Balance at December 31, 2017	382,729
Acquired goodwill	13,301
Foreign currency translation adjustment	(4,032)
Balance at December 31, 2018	$391,998

Indefinite Lived Intangible Assets
Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2018	2017
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$119,188	$125,194
Finite lived intangible assets:
Customer relationships	10-15 years	69,593	73,053
Patented and unpatented technology	7 years	1,600	—
Trade name	10 years	1,150	1,150
Accumulated amortization		(43,680)	(38,332)
Finite lived intangible assets, net		28,663	35,871
		$147,851	$161,065

Finite lived intangible assets
Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2018	2017
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$119,188	$125,194
Finite lived intangible assets:
Customer relationships	10-15 years	69,593	73,053
Patented and unpatented technology	7 years	1,600	—
Trade name	10 years	1,150	1,150
Accumulated amortization		(43,680)	(38,332)
Finite lived intangible assets, net		28,663	35,871
		$147,851	$161,065

Amortization Expense Related to Finite Lived Intangible Assets	Annual amortization of finite lived intangible assets for the next five years is expected to approximate the following:

2019	$5,000
2020	$5,000
2021	$4,200
2022	$3,400
2023	$2,800